Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Statutory tax rate			18.00%
Effective corporate income tax rate	(25.40%)	19.60%	60.90%	19.50%
Listing expense (in Dollars)	$ 162		$ 162
Percentage of effective tax rates			15.00%